Financial Risks (Tables)	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of contractual obligations

As at December 31, 2024, the Company had the following contractual obligations:

	Less than 1 year	1 to 3 years	3 to 5 years	Total
	$	$	$	$
Accounts payable and accrued liabilities	9,733,834	—	—	9,733,834
Due to related parties	172,689	—	—	172,689
Lease liabilities	14,612	—	—	14,612
Derivative liabilities	352,437	—	—	352,437
Other liabilities	863,340	—	—	863,340
Outstanding, end of period	11,136,912	—	—	11,136,912

Schedule of Fair Value Measurements

June 30, 2024	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	2,526,957	—	—	2,526,957
Derivative liabilities	—	305,025	—	305,025
Other liabilities	—	773,891	—	773,891

December 31, 2024	Level 1	Level 2	Level 3	Total
	$	$	$	$
Cash	28,396,150	—	—	28,396,150
Derivative liabilities	—	352,437	—	352,437
Other liabilities	—	863,340	—	863,340